Trade and other payables (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Revenue from government grants	£ 840	£ 547	£ 600
Government Project [Member]
Statement Line Items [Line Items]
Project maturity date	Jan. 31, 2019
Revenue from government grants	£ 840	547
Deferred revenue from government grants	£ 1,110	£ 1,240